Issued capital (Details Narrative) $ / shares in Units, $ in Thousands										12 Months Ended
	Jul. 05, 2022 USD ($) shares	May 19, 2022 USD ($) shares	Mar. 22, 2022 USD ($) shares	Nov. 05, 2021 USD ($) shares	Oct. 12, 2021 USD ($) shares	Mar. 11, 2021 USD ($) $ / shares shares	Dec. 04, 2020 USD ($) shares	Oct. 19, 2020 shares	Oct. 16, 2020 USD ($) shares	Sep. 30, 2022 USD ($) shares $ / shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2022 $ / shares	Sep. 27, 2022 shares	Aug. 15, 2022 USD ($)	May 25, 2022 shares	Mar. 01, 2022 shares	Jan. 18, 2022 $ / shares	Aug. 23, 2021 USD ($) shares	Apr. 19, 2021 $ / shares shares
IfrsStatementLineItems [Line Items]
Proceeds from issuance of shares | $							$ 2,849				$ 2,849
Proceeds from exercise of common share purchase warrants | $										$ 856	39
Number of stock issued for private placement							1,325,000
Share-based compensation expense | $										$ 3,146	$ 2,995
Shares issued for acquisition, fair value | $																		$ 130,194
Restricted shares, description										During the year ended September 30, 2022, the Company granted 167,849 RSUs at a weighted average value of $4.91 to certain officers, directors, and consultants of the Company. The RSUs vest in three equal annual instalments during the recipient's continual service with the Company.
Number of warrants issued										10,350,000	10,350,000
Warrant exercise price | $ / shares										$ 7.50	$ 7.50
Weighted average remaining contractual life										3 years 5 months 8 days
Number of Options, Granted										577,031
Weighted Average Exercise Price, Granted | $ / shares										$ 4.52
Options exercisable term										5 years
Options vesting terms										vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.
Fair value of share options | $										$ 1,551	$ 2,188
Risk-free interest rate										1.39%
Expected life (years)										2 years 10 months 13 days
Expected volatility										47.99%
Expected dividend yield										0.14%
Estimated forfeiture rate										0.05%
Share-based compensation expense | $										$ 849	751
Dividend paid, amount | $										4,032
Quarterly cash dividend declared per common share | $ / shares																	$ 0.01
Restricted Stock Units [member]
IfrsStatementLineItems [Line Items]
Share-based compensation expense | $										$ 341
Number of shares issued										167,849
Weighted average value | $ / shares										$ 4.91
Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expense | $										$ 276	409
Number of restricted shares issued								1,500,000
Performance condition one, description								with respect to one-third of the Restricted Shares awarded to the holder, if the Company's initial public offering or any liquidity event (being any liquidation, dissolution or winding-up of the Company or distribution of all or substantially all of the Company's assets among shareholders or a change of control transaction) occurs that values the Company at a minimum of $50,000,000 (condition met)
Performance condition two, description								with respect to one-third of the Restricted Shares awarded to the holder, if the Company receives $1,000,000 of royalty payments under any of the Company's royalty interests prior to October 19, 2023 (condition met)
Performance condition three, description								with respect to one-third of the Restricted Shares awarded to the holder, if the holder continues to be a director, officer, employee or consultant of the Company or an entity that is under common control with the Company for a period of one year after the initial public offering is completed (condition met)
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life										1 year 4 months 24 days
Ely Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding										13,518,252
Weighted average remaining contractual life										11 months 23 days
Shares issued for warrant exercisable										3,311,971
Warrants exercisable exchange ratio										0.245
Weighted average exercise price | $ / shares												$ 1.10
Long-term Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares issuable under plan										10.00%
Marketing Services [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		39,435	39,435
Expense from share-based payment transaction with non-employees | $										$ 148
Fair value of stock issued for services | $		$ 148	$ 148
Marketing Services Issued On July 5, 2022 [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	56,757
Expense from share-based payment transaction with non-employees | $										$ 31
Fair value of stock issued for services | $	$ 125
Share Options Granted Tranche One [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Granted										404,517
Exercise price of share options granted | $ / shares										$ 4.93
Share Options Granted Tranche Two [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Granted										5,000
Exercise price of share options granted | $ / shares										$ 4.62
Share Options Granted Tranche Three [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Granted										100,000
Exercise price of share options granted | $ / shares										$ 4.14
Share Options Granted Tranche Four [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Granted										17,514
Exercise price of share options granted | $ / shares										$ 3.06
Share Options Granted Tranche Five [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Granted										25,000
Exercise price of share options granted | $ / shares										$ 2.73
Share Options Granted Tranche Six [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Granted										25,000
Exercise price of share options granted | $ / shares										$ 2.16
Ely Gold Royalties Inc [member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of common share purchase warrants | $										$ 856
Number of shares issued										402,938								30,902,176
Number of warrants exercised										1,644,649
Golden Valley and Abitibi [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				61,104,200
Fair value of shares issued for acquisition | $				$ 296,966
Number of options issued				2,498,045
Risk-free interest rate										0.40%
Expected volatility										37.00%
Expected dividend yield										0.00%
Nevada Gold Mines LLC [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued													9,393,681
Croinor Gold Project [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															50,000	207,449
Percentage of net smelter return royalty																0.75%
Gold Mining Inc [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance of shares | $									$ 50
Number of shares issued									5,000,000
At the Market Program [Member]
IfrsStatementLineItems [Line Items]
Maximum shares to be sold under equity program value | $														$ 50,000
Blender Media Inc. [member]
IfrsStatementLineItems [Line Items]
Share-based compensation expense | $										$ 626
Stock issued for services, shares					120,000
Fair value of stock issued for services | $					$ 626
Underwriters [member]
IfrsStatementLineItems [Line Items]
Issued price per share | $ / shares						$ 5.00
Purchase price of warrants | $ / shares						$ 7.50
Number of shares issued under initial public offering						18,000,000
Proceeds from issuance of shares | $						$ 90,000
Underwriters [member] | Over Allotment Option [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued to purchase warrants						1,350,000
Number of shares issued under initial public offering						721,347
Proceeds from issuance of shares | $						$ 3,603
Gross proceeds from shares issued to purchase warrants | $						$ 14
Service Provider [member]
IfrsStatementLineItems [Line Items]
Shares issued price per share | $ / shares																			$ 4.60
Number of shares issued																			75,000
Share-based compensation expense | $										$ 173	$ 173